Investments (Details) - Schedule of Cost And Fair Value of Available For Sale Investments - Corporate Debt Securities [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 493	$ 6,457	$ 4,404
Gross Unrealized Gains
Gross Unrealized Losses		(16)
Fair Value	$ 493	$ 6,441	$ 4,404